Borrowings - Schedule of reconciliation of liabilities from financing activities (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 18, 2023	Nov. 12, 2021
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		$ 287,066	$ 253,366
Payment cash flows		(143,947)	(131,595)
New liabilities		132,988	181,262
Other changes		23,396	(15,967)
Ending balance		299,503	287,066	$ 253,366
Reverse factoring amount			32,358
Right-of-use assets			12,647
Deemed cost of shares issued	$ 1,600
Cost amortization			360
Invoices From Suppliers Financed Via Reverse Factoring Classified as Borrowings		47,161	32,358	48,138
Non-cash inventing and financing activities Include new lease liabilities		2,574	12,647	7,283
Cost of amortization		98
Novation of debt		(13,707)
Range of Interest	3.75%				5.80%
Reverse factoring amount			32,358
Right-of-use assets			12,647
Cost amortization			360
Bridge loans
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Deemed cost of shares issued			1,600
Syndicated term loans
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		38,626	46,505
Payment cash flows		(4,043)	(7,850)
New liabilities		5,556	7,923
Other changes		24,136	(7,952)
Ending balance		64,275	38,626	46,505
Other term loan
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		96,851	51,593
Payment cash flows		(112,880)	(94,306)
New liabilities		102,677	145,631
Other changes		(5,931)	(6,067)
Ending balance		80,717	96,851	51,593
Lease liabilities
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		34,192	31,747
Payment cash flows		(5,992)	(6,679)
New liabilities		2,574	12,647
Other changes		4,473	(3,523)
Ending balance		35,247	34,192	31,747
Factoring obligations
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		2,317	10,609
Payment cash flows		(20,607)	(21,943)
New liabilities		21,702	14,042
Other changes		699	(391)
Ending balance		4,111	2,317	10,609
Bank overdrafts
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		80	55
Payment cash flows		(425)	(817)
New liabilities		479	1,019
Other changes		19	(177)
Ending balance		153	80	55
Senior Note
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		115,000	112,857
Payment cash flows		0	0
New liabilities		0	0
Other changes		0	2,143
Ending balance		$ 115,000	$ 115,000	$ 112,857
The Prudential Insurance Company Of America
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Range of Interest		8.50%
The Prudential Insurance Company Of America | NPA
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Range of Interest						4.75%